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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended       DECEMBER 31, 2007
                                                -------------------------

Check here if Amendment [_];  Amendment Number:  _____
  This Amendment (Check only one.):    [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GENERAL ATLANTIC LLC
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Address:     3 Pickwick Plaza
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             Greenwich, CT 06830
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Form 13F File Number:    028-03473
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas J. Murphy
         --------------------------------------
Title:       Chief Financial Officer
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Phone:       (203) 629-8600
         --------------------------------------

Signature, Place, and Date of Signing:


   /s/ Thomas J. Murphy               Greenwich, CT          February 11, 2008
----------------------------    ------------------------     -----------------
        [Signature]                   [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
                                                ------------------

Form 13F Information Table Entry Total:             13
                                                ------------------

Form 13F Information Table Value Total:             $4,680,861
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                                                    (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE



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

                                                     FORM 13F INFORMATION TABLE


       COLUMN 1       COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  ---------------------------
                       TITLE                   VALUE      SHRS OR  SH/   PUT/   INVESTMENT   OTHER            VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT  PRN   CALL   DISCRETION  MANAGERS   SOLE        SHARED      NONE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
DICE HOLDINGS         COM      253017107    165,708    20,739,440   SH           SOLE                20,739,440
-----------------------------------------------------------------------------------------------------------------------------------
GENPACT               COM      G3922B107    1,627,062  106,832,699  SH           OTHER(1)                        106,832,699
-----------------------------------------------------------------------------------------------------------------------------------
HEWITT                COM      42822Q100    374,265    9,774,477    SH           SOLE                9,774,477
-----------------------------------------------------------------------------------------------------------------------------------
IHS INC.              COM      451734107    211,203    3,487,500    SH           SOLE                3,487,500
-----------------------------------------------------------------------------------------------------------------------------------
MEDAVANT (Formerly
ProxyMed, Inc.)       COM      744290305    9,029      3,381,802    SH           SOLE                3,381,802
-----------------------------------------------------------------------------------------------------------------------------------
MERCADOLIBRE          COM      58733R102    290,802    3,936,140    SH           SOLE                3,936,140
-----------------------------------------------------------------------------------------------------------------------------------
NET1 UEPS
TECHNOLOGIES INC.     COM      64107N206    188,171    6,409,091    SH           SOLE                6,409,091
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NYMEX                 COM      62948N104    836,278    6,259,100    SH           SOLE                6,259,100
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NYSE EURONEXT         COM      629491101    636,418    7,250,973    SH           SOLE                7,250,973
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PATNI COMPUTER
SYSTEMS               ADR      703248203    164,017    10,080,933   SH           SOLE                10,080,933
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SYS TECHNOLOGIES      COM      785070103    3,412      1,706,212    SH           SOLE                1,706,212
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VIMICRO CORPORATION   ADR      92718N109    5,644      1,500,934    SH           SOLE                1,500,934
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WUXI                  ADR      929352102    168,852    5,774,676    SH           SOLE                5,774,676
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
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(1)  General  Atlantic LLC ("General  Atlantic")  hereby  advises that it may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 with respect to Genpact Ltd. common shares which are co-owned by an investment group affiliated with General Atlantic and another investment group through their shared ownership of Genpact Investment Co. (Lux) SICAR S.a.r.l.


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